Reclamation Liabilities (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022
Reclamation Liabilities Non Current [Abstract]
Schedule Of Change In Asset Retirement Obligation And Balance Of Reclamation Liabilities Including Asset Retirement Obligation Non Current
The change in our ARO during the periods presented, and the balance of our accrued reclamation liabilities at the end of each period is set forth below.

	September 30, 2022	June 30, 2022
	(in thousands)
Asset retirement obligation — beginning of period	$191	$79
Obligation incurred during the period	—	106
Revisions to previous estimates	—	(3)
Accretion	3	9

Asset retirement obligation — end of period	194	191
Accrued reclamation costs	298	298

Total accrued reclamation liabilities	$492	$489

The
change
in our ARO for the years ended June 30 and the balance of our accrued reclamation liabilities at the end of each period, is set forth below.

	2022	2021
	(in thousands)
Asset retirement obligation—beginning of period	$79	$—
Obligation incurred during the period	106	79
Revisions to previous estimates	(3)	—
Accretion	9	—

Asset retirement obligation—end of period	191	79
Accrued reclamation costs	298	298

Total accrued reclamation liabilities	$489	$377